Stock Option Plans and Warrants to Purchase Common Stock (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2007
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Stock-based compensation	$ 160,995	$ 406,891	$ 458,914	$ 571,171	$ 803,060	$ 462,170
Compensation cost for stock options not yet recognized					732,000
Warrants expected to expire, common stock issuable					1,500,000
Expense related to issuance of warrants						429,902
Recognition period of share based compensation expense						3 years
Exercisable Options/Warrants					8,156,526
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term					3 years 5 months 9 days
Change in fair value of warrant liability			203,703	5,349,422	3,654,770
Fair value of common stock warrants to vendors			(4,775)	0	(4,775)
Consultant [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					5,000
Employees
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Number of options available under 2005 Equity Incentive Plan					723,000
Board [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Number of options available under 2005 Equity Incentive Plan					68,100
Warrant [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Warrant expired or cancelled					(1,250)	(633,104)
Common Stock issuable upon exercise of warrants					5,416,581
Options granted					5,421,581	774,873
Ending Balance					8,156,526	2,843,338	2,701,569
Ending Balance, weighted average options/warrants exercise price	$ 1.90		$ 1.90		$ 2.17	$ 3.13	$ 4.40
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Expirations In Period, Weighted Average Exercise Price					$ 15.00	$ 5.40
Warrant [Member] | $0.53 to $0.58 [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Exercise price range, lower range limit						$ 0.53
Exercise price range, upper range limit						$ 0.58
Warrant [Member] | $2.20 to $5.60 [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Exercise price range, lower range limit						$ 2.20
Exercise price range, upper range limit						$ 5.60
Equity Incentive Plan [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Number of options available under 2005 Equity Incentive Plan					3,000,000			1,750,000	1,000,000
Employee Stock Option [Member]
Stock Option Plans and Warrants To Purchase Common Stock (Textual)
Options granted					791,100	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price					$ 3.01
Exercisable Options/Warrants					1,549,693
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					6 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					712,000
Ending Balance					2,051,511	1,457,724	1,544,242
Ending Balance, weighted average options/warrants exercise price					$ 2.63	$ 3.19	$ 3.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term					7 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 1,157,000